INVESTMENTS IN COMPANIES AND ASSOCIATES (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 17, 2016	Dec. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Interest received			$ 321	$ 196
Texas Shopping Centers [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage in cost method investment					4.00%
Purchase of cost method investment					$ 4,000
300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Payment for acquisition	$ 3,000	$ 12,900
Acquisition costs		$ 242
Interest percentage in joint venture		30.00%
Interest rate percentage for additional investment	12.00%